Investments - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of Investments [Abstract]
Gross realized gains			¥ 18,514
Gross realized losses			42
Fair value of securities at the time of contribution			30,473
Unrealized gains			17,836
Carrying amount of non-marketable equity securities without readily determinable fair value	¥ 8,448	¥ 4,629
Time deposits with original maturities of more than three months	1,767	326
Investments in affiliated companies accounted for by the equity method	19,988	21,312
Canon's share of net earnings in affiliated companies accounted for by the equity method, included in other income (deductions)	¥ (311)	¥ 1,414	¥ 1,196